Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Measurements
Summary of assets and liabilities measured at fair value on a recurring basis

	Hierarchy	June 30,	December 31,
Liabilities:	Level	2020	2019
Other liabilities, current
Accrued compensation for phantom shares	3	$—	$1,590
Other liabilities, non-current
Warrant liability - Note 12	3	$18	$18

The following table sets forth by level within the fair value hierarchy, the Company’s assets and liabilities measured at fair value on a recurring basis (in thousands).

		December 31,
	Hierarchy Level	2019	2018
Liabilities
Accrued compensation for phantom shares	3	$1,590	$884
Derivative instruments:
Warrant liability – Note 11	2	$18	$18

Summary of carrying amount and fair value of the debt

The carrying amount and fair value of the debt as of December 31, 2019 and 2018 are disclosed in the following table (in thousands):

	December 31, 2019		December 31, 2018
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
Total current and non-current debt	$553,965	$471,890	$427,587	$350,000